UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2011

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Core Value Fund

Dreyfus High Yield Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Value Fund
September 30, 2011 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--15.5%
Carnival	133,840	4,055,352
CBS, Cl. B	62,430	1,272,323
General Motors	53,314	1,075,877
Guess?	69,870	1,990,596
Home Depot	98,900	3,250,843
Johnson Controls	154,100	4,063,617
Newell Rubbermaid	171,960	2,041,165
News, Cl. A	211,260	3,268,192
NVR	2,430a	1,467,671
Omnicom Group	218,380	8,045,119
Staples	106,790	1,420,307
Time Warner	146,146	4,379,996
Toll Brothers	71,440a,b	1,030,879
Viacom, Cl. B	52,870	2,048,184
Walt Disney	122,030	3,680,425
		43,090,546
Consumer Staples--8.5%
ConAgra Foods	92,980	2,251,976
CVS Caremark	111,020	3,728,051
Dr. Pepper Snapple Group	98,120	3,805,094
Energizer Holdings	63,710a	4,232,892
Kraft Foods, Cl. A	108,400	3,640,072
PepsiCo	96,240	5,957,256
		23,615,341
Energy--14.1%
Anadarko Petroleum	103,460	6,523,153
EOG Resources	34,060	2,418,601
Exxon Mobil	89,390	6,492,396
Hess	25,080	1,315,697
Occidental Petroleum	161,000	11,511,500

Schlumberger	186,310	11,128,296
		39,389,643
Financial--20.4%
American Express	34,490	1,548,601
Ameriprise Financial	83,810	3,298,761
AON	73,700	3,093,926
Capital One Financial	81,430b	3,227,071
Chubb	25,290	1,517,147
Citigroup	172,172	4,411,047
Comerica	142,690	3,277,589
Franklin Resources	14,480	1,384,867
JPMorgan Chase & Co.	218,000	6,566,160
Marsh & McLennan	112,900	2,996,366
MetLife	138,700	3,884,987
Moody's	72,650b	2,212,193
PNC Financial Services Group	59,220	2,853,812
Prudential Financial	58,900	2,760,054
SunTrust Banks	139,070	2,496,307
TD Ameritrade Holding	129,800b	1,908,709
U.S. Bancorp	60,210	1,417,343
Wells Fargo & Co.	335,740	8,098,049
		56,952,989
Health Care--16.5%
Amgen	65,150	3,579,992
Baxter International	41,560	2,333,178
CIGNA	66,720	2,798,237
Johnson & Johnson	103,440	6,590,162
McKesson	44,660	3,246,782
Medtronic	45,630	1,516,741
Merck & Co.	177,630	5,810,277
Mylan	77,820a	1,322,940
Pfizer	667,070	11,793,798
Thermo Fisher Scientific	30,450a	1,541,988
UnitedHealth Group	85,444	3,940,677
Watson Pharmaceuticals	22,360a	1,526,070
		46,000,842
Industrial--9.6%

Caterpillar	28,030	2,069,735
Cooper Industries	27,560	1,271,067
Dover	82,810	3,858,946
Eaton	54,620	1,939,010
General Electric	533,860	8,136,026
Honeywell International	29,440	1,292,710
Hubbell, Cl. B	25,640	1,270,206
Owens Corning	71,130a	1,542,098
Pitney Bowes	81,740b	1,536,712
Stanley Black & Decker	25,850	1,269,235
Thomas & Betts	31,170a	1,243,995
United Technologies	19,870	1,398,053
		26,827,793
Information Technology--10.6%
Accenture, Cl. A	27,270	1,436,583
BMC Software	87,350a	3,368,216
Cisco Systems	359,870	5,574,386
Corning	76,860	949,990
eBay	53,930a	1,590,396
Electronic Arts	258,580a	5,287,961
Oracle	106,570	3,062,822
QUALCOMM	142,050	6,907,892
SanDisk	35,750a	1,442,513
		29,620,759
Materials--3.3%
Air Products & Chemicals	17,670	1,349,458
Celanese, Ser. A	63,800	2,075,414
Cliffs Natural Resources	26,140	1,337,584
Dow Chemical	127,660	2,867,244
Freeport-McMoRan Copper & Gold	53,800	1,638,210
		9,267,910
Utilities--1.1%
Exelon	72,650	3,095,617
Total Common Stocks
(cost $318,476,034)		277,861,440

Investment of Cash Collateral for

Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,313,770)	7,313,770[c]	7,313,770

Total Investments (cost $325,789,804)	102.2%	285,175,210
Liabilities, Less Cash and Receivables	(2.2%)	(6,116,954)
Net Assets	100.0%	279,058,256

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $6,913,236 and the value of the collateral held by the fund was $7,313,770.
c	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $325,789,804.

Net unrealized depreciation on investments was $40,614,594 of which $6,879,255 related to appreciated investment securities and $47,493,849 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.4
Health Care	16.5
Consumer Discretionary	15.5
Energy	14.1
Information Technology	10.6
Industrial	9.6
Consumer Staples	8.5
Materials	3.3
Money Market Investment	2.6
Utilities	1.1
102.2
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	277,861,440	-	-	277,861,440
Mutual Funds	7,313,770	-	-	7,313,770
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.9%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace--1.4%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	14,070		12,452
Dyncorp International,
Gtd. Notes	10.38	7/1/17	5,135,000	a	4,505,962
Kratos Defense and Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	975,000	b	975,000
Kratos Defense and Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	2,670,000		2,670,000
TransDigm,
Gtd. Notes	7.75	12/15/18	4,245,000		4,340,513
					12,503,927
Automotive--4.3%
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	5,600,000		6,373,931
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	10,215,000	a	11,582,584
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	4,575,000	a	4,677,937
Lear,
Gtd. Notes	8.13	3/15/20	2,265,000	a	2,389,575
Pinafore,
Scd. Notes	9.00	10/1/18	4,433,000	b	4,565,990
Pittsburgh Glass Works,
Sr. Scd. Notes	8.50	4/15/16	3,570,000	b	3,302,250
UCI International,
Gtd. Notes	8.63	2/15/19	5,010,000		4,665,563
					37,557,830
Building Products--2.1%
Building Materials,
Sr. Notes	6.75	5/1/21	4,745,000	b	4,519,612

Headwaters,
Scd. Notes	7.63	4/1/19	1,760,000		1,355,200
Ply Gem Industries,
Sr. Scd. Notes	8.25	2/15/18	2,085,000	a	1,709,700
Reliance Intermediate Holdings,
Sr. Unscd. Notes	9.50	12/15/19	2,345,000	b	2,473,975
Shea Homes Funding,
Sr. Scd. Notes	8.63	5/15/19	5,700,000	b	4,688,250
Standard Pacific,
Scd. Notes	8.38	5/15/18	4,970,000	a	4,249,350
					18,996,087
Cable/Satellite TV--3.6%
CCH II Capital,
Gtd. Notes	13.50	11/30/16	5,654,136		6,473,986
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	4,360,000	b	4,338,200
Dish DBS,
Gtd. Notes	7.13	2/1/16	5,040,000		5,128,200
Insight Communications,
Sr. Notes	9.38	7/15/18	4,700,000	b	5,287,500
Kabel BW Erste Beteiligungs,
Sr. Scd. Notes	7.50	3/15/19	6,600,000	a,b	6,451,500
Ono Finance II,
Gtd. Notes	10.88	7/15/19	5,240,000	a,b	3,694,200
					31,373,586
Capital Goods--2.9%
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000	b	5,346,250
Griffon,
Gtd. Notes	7.13	4/1/18	5,380,000	a	4,774,750
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	3,225,000	a	2,531,625
RBS Global & Rexnord,
Gtd. Notes	8.50	5/1/18	4,145,000		3,989,563
Wireco WorldGroup,
Gtd. Notes	9.75	5/15/17	8,680,000	b,c	8,810,200
					25,452,388
Chemicals--3.1%

Hexion U.S. Finance/Nova Scotia,
Scd. Notes	9.00	11/15/20	3,215,000		2,371,062
Huntsman International,
Gtd. Notes	8.63	3/15/20	4,500,000	a	4,398,750
Ineos Group Holdings,
Gtd. Notes	8.50	2/15/16	8,625,000	a,b	6,425,625
Momentive Performance Materials,
Scd. Notes	9.00	1/15/21	2,485,000		1,714,650
OXEA Finance,
Sr. Scd. Notes	9.50	7/15/17	4,650,000	b	4,545,375
PolyOne,
Sr. Unscd. Notes	7.38	9/15/20	4,600,000		4,634,500
TPC Group,
Sr. Scd. Notes	8.25	10/1/17	3,045,000	b	2,991,713
Vertellus Specialties,
Sr. Scd. Notes	9.38	10/1/15	720,000	a,b	631,800
					27,713,475
Consumer Products--.8%
Good Sam Enterprises,
Scd. Notes	11.50	12/1/16	5,435,000		5,108,900
Visant,
Gtd. Notes	10.00	10/1/17	1,743,000	a	1,620,990
					6,729,890
Containers--3.3%
AEP Industries,
Sr. Unscd. Notes	8.25	4/15/19	3,020,000		2,861,450
ARD Finance,
Sr. Scd. Notes	11.13	6/1/18	4,350,000	b	3,545,250
BWAY Holding,
Gtd. Notes	10.00	6/15/18	2,380,000		2,510,900
BWAY Parent,
Sr. Unscd. Notes	10.13	11/1/15	6,773,624		6,570,415
Plastipak Holdings,
Sr. Notes	10.63	8/15/19	3,240,000	b	3,385,800
Reynolds Group,
Sr. Scd. Notes	7.88	8/15/19	3,435,000	b	3,331,950
Reynolds Group,
Gtd. Notes	9.00	5/15/18	7,955,000	b,c	6,761,750

Reynolds Group,
Sr. Unscd. Notes	9.88	8/15/19	610,000	b	539,850
					29,507,365
Containers-Paper--.7%
Sealed Air,
Sr. Unscd. Notes	8.13	9/15/19	4,870,000	b	4,930,875
Sealed Air,
Sr. Unscd. Notes	8.38	9/15/21	1,095,000	b	1,108,688
					6,039,563
Energy--13.4%
American Petroleum Tankers Parent,
Sr. Scd. Notes	10.25	5/1/15	4,287,000		4,254,847
Antero Resources Finance,
Sr. Notes	7.25	8/1/19	5,470,000	b	5,223,850
Brigham Exploration,
Gtd. Notes	6.88	6/1/19	5,735,000		5,620,300
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	10,040,000	a	10,391,400
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	4,360,000		4,937,700
Continental Resources,
Gtd. Notes	7.13	4/1/21	3,160,000	a	3,207,400
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000	b	3,368,925
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	3,524,000		3,780,893
El Paso,
Sr. Unscd. Notes	7.75	1/15/32	7,481,000		8,702,348
El Paso,
Sr. Unscd. Notes	7.80	8/1/31	3,255,000		3,798,813
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	2,308,000		2,250,300
Ferrellgas,
Sr. Unscd. Notes	6.50	5/1/21	6,630,000		5,668,650
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	2,500,000		2,537,500
Inergy Finance,
Gtd. Notes	7.00	10/1/18	5,700,000	a	5,386,500

McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	7,185,000	a	6,610,200
MEG Energy,
Gtd. Notes	6.50	3/15/21	6,315,000	b	6,078,188
Newfield Exploration,
Sr. Unscd. Notes	5.75	1/30/22	1,790,000		1,774,338
Oasis Petroleum,
Sr. Unscd. Notes	7.25	2/1/19	5,680,000	b	5,538,000
Offshore Group Investment,
Sr. Scd. Notes	11.50	8/1/15	2,100,000	b	2,173,500
Offshore Group Investments,
Sr. Scd. Notes	11.50	8/1/15	5,516,000		5,709,060
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000	b	737,550
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000	a	5,066,600
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	5,300,000	b	5,114,500
Trinidad Drilling,
Sr. Unscd. Notes	7.88	1/15/19	5,025,000	b	5,025,000
Unit,
Gtd. Notes	6.63	5/15/21	5,600,000		5,600,000
					118,556,362
Finance--6.5%
Ally Financial,
Gtd. Notes,	7.50	9/15/20	3,555,000		3,230,606
Ally Financial,
Gtd. Notes	8.00	11/1/31	5,575,000		4,919,937
CIT Group,
Scd. Notes	7.00	5/1/16	3,310,000		3,214,837
CIT Group,
Scd. Bonds	7.00	5/2/16	1,920,000	b	1,867,200
CIT Group,
Scd. Bonds	7.00	5/2/17	9,205,000	b	8,940,356
FCE Bank,
Sr. Unscd. Notes	5.13	11/16/15	1,550,000		2,278,097
GMAC International Finance,
Gtd. Bonds	7.50	4/21/15	2,130,000		2,603,964

HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	7,826,000	b	7,278,180
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	2,500,000	a	2,503,125
International Lease Finance,
Sr. Unsed. Notes	6.63	11/15/13	1,850,000		1,803,750
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	3,325,000	a	3,266,813
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	3,275,000	c	3,262,719
International Lease Finance,
Sr. Unscd. Note	8.88	9/1/17	2,350,000		2,373,500
Royal Bank of Scotland Group,
Sub. Notes	4.70	7/3/18	3,844,000		3,121,882
SLM,
Sr. Unscd. Notes	8.00	3/25/20	985,000		974,852
Springleaf Finance,
Sr. Unscd. Notes	6.90	12/15/17	3,865,000		2,802,125
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	3,605,000	b	3,262,525
					57,704,468
Food, Beverage & Tobacco--1.5%
Dean Foods,
Gtd. Notes	7.00	6/1/16	4,844,000	a	4,589,690
Del Monte Foods,
Gtd. Notes	7.63	2/15/19	3,220,000	b	2,737,000
Michael Foods,
Gtd. Notes	9.75	7/15/18	5,955,000		6,178,313
					13,505,003
Gaming--3.1%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	3,955,000	b	3,846,237
Caesars Entertainment Operating,
Scd. Notes	10.00	12/15/18	5,820,000	a	3,492,000
Caesars Entertainment Operating,
Sr. Scd. Notes	11.25	6/1/17	2,325,000		2,356,969
Codere Finance Luxembourg,
Gtd. Notes	8.25	6/15/15	1,400,000		1,659,946

MGM Resorts International,
Gtd. Notes	10.00	11/1/16	3,325,000	a,b	3,158,750
MGM Resorts International,
Sr. Unscd. Notes	11.38	3/1/18	3,815,000	a	3,834,075
Penn National Gaming,
Sub. Notes	8.75	8/15/19	3,215,000		3,423,975
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	3,335,000	a	3,126,563
ROC Finance,
Scd. Notes	12.13	9/1/18	2,350,000	b	2,385,250
					27,283,765
Health Care--6.1%
Accellent,
Gtd. Notes	10.00	11/1/17	4,310,000		3,695,825
Alere,
Gtd. Notes	9.00	5/15/16	2,005,000		1,924,800
American Renal Associates
Holdings, Sr. Unscd. Notes	9.75	3/1/16	2,597,514		2,539,070
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	2,455,000		2,479,550
Biomet,
Gtd. Notes	11.63	10/15/17	5,625,000		5,864,062
CDRT Merger Sub,
Gtd. Notes	8.13	6/1/19	4,070,000	a,b	3,785,100
Community Health Systems,
Gtd. Notes	8.88	7/15/15	1,125,000		1,108,125
Davita,
Gtd. Notes	6.63	11/1/20	2,515,000		2,426,975
DJO Finance,
Gtd. Notes	7.75	4/15/18	6,145,000	b	5,284,700
Fresenius Medical Care,
Gtd. Notes	6.50	9/15/18	3,610,000	a,b	3,682,200
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	11,200,000	a,b	10,556,000
HCA,
Sr. Scd. Notes	7.25	9/15/20	3,560,000		3,613,400
Iasis Healthcare,
Sr. Notes	8.38	5/15/19	2,835,000	b	2,310,525

Radiation Therapy Services,
Gtd. Notes	9.88	4/15/17	2,210,000	a	1,895,075
STHI Holding,
Scd. Notes	8.00	3/15/18	2,175,000	b	2,109,750
Tenet Healthcare,
Sr. Scd. Notes	8.88	7/1/19	460,000		488,750
					53,763,907
Leisure--1.4%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	5,365,000	a	4,882,150
Cinemark USA,
Gtd. Notes	7.38	6/15/21	4,200,000	a	3,990,000
Cirsa Funding Luxembourg,
Gtd. Notes	8.75	5/15/18	1,570,000		1,606,473
Palace Entertainment Holdings,
Sr. Scd. Notes	8.88	4/15/17	2,015,000	b	1,853,800
					12,332,423
Media--5.4%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	5,510,000		5,206,950
AMC Networks,
Gtd. Notes	7.75	7/15/21	1,390,000	b	1,431,700
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	4,751,000	a	2,708,070
Clear Channel Communications,
Sr. Scd. Notes	9.00	3/1/21	5,085,000		3,801,037
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	2,185,000	a	1,141,662
Cumulus Media,
Gtd. Notes	7.75	5/1/19	5,630,000	a,b	4,771,425
Gray Television,
Scd. Notes	10.50	6/29/15	8,020,000	a	7,298,200
LBI Media,
Gtd. Notes	8.50	8/1/17	5,562,000	a,b	3,531,870
LBI Media,
Sr. Scd. Notes	9.25	4/15/19	3,070,000	b	2,548,100
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	4,875,000		4,887,188

Salem Communications,
Scd. Notes	9.63	12/15/16	4,337,000		4,358,685
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000	b	4,098,675
Unitymedia,
Sr. Notes	9.63	12/1/19	1,640,000		2,131,268
					47,914,830
Metals Mining--4.7%
American Rock Salt,
Scd. Notes	8.25	5/1/18	7,685,000	b	6,762,800
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	3,415,000	b	2,971,050
JMC Steel Group,
Sr. Notes	8.25	3/15/18	1,295,000	b	1,223,775
Murray Energy,
Scd. Notes	10.25	10/15/15	6,580,000	b	6,316,800
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	15,200,000		15,580,000
Tube City IMS,
Gtd. Notes	9.75	2/1/15	9,120,000		8,755,200
					41,609,625
Paper--1.2%
Clearwater Paper,
Gtd. Notes	7.13	11/1/18	5,465,000		5,451,337
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	2,105,000	a	1,536,650
Xerium Technologies,
Gtd. Notes	8.88	6/15/18	3,815,000	b	3,261,825
					10,249,812
Printing & Publishing--.5%
Cenveo,
Scd. Notes	8.88	2/1/18	5,965,000	a	4,727,262
Retail--2.3%
Hillman Group,
Gtd. Notes	10.88	6/1/18	1,455,000	b	1,447,725
Hillman Group,
Gtd. Notes	10.88	6/1/18	4,700,000		4,676,500
J Crew Group,

Gtd. Notes	8.13	3/1/19	4,600,000	a	3,875,500
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	1,160,000	a	1,177,400
Rite Aid,
Gtd. Notes	8.63	3/1/15	1,300,000	a	1,160,250
Rite Aid,
Gtd. Notes	9.50	6/15/17	6,160,000	a	4,897,200
Rite Aid,
Scd. Notes	10.38	7/15/16	2,780,000		2,856,450
					20,091,025
Services--9.9%
Aramark Holdings,
Sr. Unscd. Notes	8.63	5/1/16	5,645,000	b,c	5,588,550
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	9,143,000	b	8,000,125
Cardtronics,
Gtd. Notes	8.25	9/1/18	6,030,000		6,301,350
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	6,900,000	b	6,555,000
FTI Consulting,
Gtd. Notes	6.75	10/1/20	4,705,000		4,563,850
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000	b	4,597,125
Geo Group,
Gtd. Notes	6.63	2/15/21	3,000,000	a	2,895,000
Hapag-Lloyd,
Gtd. Notes	9.75	10/15/17	1,245,000	a,b	865,275
Interactive Data,
Gtd. Notes	10.25	8/1/18	3,995,000		4,284,637
Marquette Transportation Finance,
Scd. Notes	10.88	1/15/17	6,565,000		6,359,844
Mobile Mini,
Gtd. Notes	7.88	12/1/20	5,800,000		5,597,000
Navios Maritime Acquisition,
Sr. Scd. Notes	8.63	11/1/17	4,700,000	a	3,936,250
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	2,005,000	a	1,964,900
Navios South American Logistics,

Gtd. Notes	9.25	4/15/19	4,105,000	a,b	3,602,138
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	4,262,000		4,134,140
United Rentals North America,
Gtd. Notes	8.38	9/15/20	2,820,000	a	2,601,450
United Rentals North America,
Gtd. Notes	9.25	12/15/19	1,230,000	a	1,282,275
WCA Waste,
Gtd. Notes	7.50	6/15/19	4,680,000	b	4,469,400
West,
Gtd. Notes	7.88	1/15/19	3,250,000		3,071,250
West,
Gtd. Notes	8.63	10/1/18	6,645,000		6,495,488
					87,165,047
Technology--6.7%
CDW Escrow,
Gtd. Notes	8.50	4/1/19	5,555,000	b	4,916,175
CDW Finance,
Sr. Scd. Notes	8.00	12/15/18	4,890,000	b	4,816,650
Ceridian,
Gtd. Notes	11.25	11/15/15	11,563,000	a,c	9,597,290
Ceridian,
Gtd. Notes	12.25	11/15/15	13,091,490	a	10,604,107
CommScope,
Gtd. Notes	8.25	1/15/19	8,025,000	b	7,864,500
CPI International,
Sr. Notes,	8.00	2/15/18	3,410,000		3,086,050
Eagle Parent,
Sr. Notes	8.63	5/1/19	6,890,000	a,b	6,269,900
First Data,
Scd. Notes	8.25	1/15/21	3,199,000	a,b	2,543,205
First Data,
Gtd. Notes	9.88	9/24/15	258,000		216,075
First Data,
Gtd. Notes	9.88	9/24/15	3,065,000	a	2,582,262
Goodman Networks,
Sr. Scd. Notes	12.13	7/1/18	2,725,000	b	2,554,687
Sungard Data Systems,

Gtd. Notes	7.38	11/15/18	4,440,000		4,151,400
					59,202,301
Telecommunications--6.1%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	5,485,000		5,114,762
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	13,135,000	b	12,543,925
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,542,457	b	3,365,334
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	1,408,000	b	1,400,960
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	2,955,000	b	2,807,250
EH Holding,
Gtd. Notes	7.63	6/15/21	5,010,000	b	4,847,175
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	7,335,000		6,381,450
Sprint Capital,
Gtd. Notes	6.88	11/15/28	4,485,000		3,374,963
Sprint Capital,
Gtd. Notes	6.90	5/1/19	5,320,000		4,601,800
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	3,350,000	b	2,864,250
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	8,984,519	b	7,052,847
					54,354,716
Utilities--2.9%
AES,
Sr. Notes	7.38	7/1/21	2,835,000	b	2,693,250
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000		4,066,200
Calpine,
Sr. Scd. Notes	7.50	2/15/21	2,650,000	b	2,544,000
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	7,570,000	a	7,153,650
North American Energy Alliance,
Scd. Notes	10.88	6/1/16	2,935,000	b	3,059,738
NRG Energy,

Gtd. Notes	7.63	5/15/19	6,875,000	b	6,290,625
					25,807,463
Total Bonds and Notes
(cost $892,386,890)					830,142,120

Preferred Stocks--.4%			Shares		Value ($)
Special Purpose Entity
GMAC Capital Trust I,
Ser. 2, Cum., $ .89
(cost $4,475,208)			172,552	[c]	3,149,074

Common Stocks--.0%
Automobiles
General Motors
(cost $0)			806	[a,d]	16,265

			Number of
Warrants--.0%			Warrants		Value ($)
Automobiles
General Motors (7/10/16)			733	d	8,532
General Motors (7/10/19)			733	d	5,813
Total Warrants
(cost $0)					14,345

Other Investment--4.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $35,192,000)			35,192,000	[e]	35,192,000
Investment of Cash Collateral for
Securities Loaned--14.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $131,677,250)			131,677,250	[e]	131,677,250

Total Investments (cost $1,063,731,348)			113.2%		1,000,191,054
Liabilities, Less Cash and Receivables			(13.2%)		(116,309,758)

Net Assets	100.0%	883,881,296

a

Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $124,237,243 and the value of the collateral held by the fund was $131,678,428, consisting of cash collateral of $131,677,250 and U.S. Government and agencies securities valued at $1,178.

b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $339,446,518 or 38.4% of net assets.

c	Variable rate security--interest rate subject to periodic change.
d	Non-income producing security.
e	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,063,731,348.
Net unrealized depreciation on investments was $63,540,294 of which $7,583,362 related to appreciated investment securities and $71,123,656 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	93.9
Money Market Investments	18.9
Preferred Stocks	.4
Common Stocks	.0
Warrants	.0
113.2
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	830,142,120	-	830,142,120
Equity Securities - Domestic+	16,265	3,149,074	-	3,165,339
Mutual Funds	166,869,250	-	-	166,869,250
Warrants+	14,345	-	-	14,345
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-

term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least

100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)